Related Party Balances and Transactions - Schedule of Other Transactions with Related Parties (Details)		12 Months Ended
		Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 MYR (RM)		Dec. 31, 2024 USD ($)
Agroz Ventures Sdn. Bhd. [Member]
Farm solution sales to
Farm solution sales to	[1]				RM 4,000,000
Purchases of fresh produce from
Purchases of fresh produce from	[1]	274,733					$ 61,468
Expenses paid by the Group on behalf of
Expenses paid by the Group on behalf of	[1]	751,695	168,183		19,000
Payments from
Payments from	[1]	3,021,580					676,044
Agroz Vertical Farms Sdn. Bhd. [Member]
Farm solution sales to
Farm solution sales to	[2]	1,400,174	313,273
Purchases of fresh produce from
Purchases of fresh produce from	[2]	4,115,842			886,100		920,873
Expenses paid by the Group on behalf of
Expenses paid by the Group on behalf of	[2]	818,196	183,062		1,571,296
Payments to
Payments to	[2]	1,510,233					337,898
Payments from
Payments from	[2]	1,300,568					290,987
EPetani Sdn. Bhd. [Member]
Fresh vegetable sales to
Fresh vegetable sales to	[3]				1,145,443
Purchases of fresh produce from
Purchases of fresh produce from	[3]				48,581
Payments to
Payments to	[3]				70,302
Isa Wellness Marketing [Member]
Fresh vegetable sales to
Fresh vegetable sales to		32,841	7,348	[4]	327,776	[4]
Payments from
Payments from	[4]	551,350					123,358
Ahoku Ventures Sdn. Bhd. [Member]
Consultancy fees to
Consultancy fees to	[5]				350,000
Payments to
Payments to	[5]				350,000
Mr. Au Say Kiat [Member]
Commission fee to
Commission fee to	[6]				137,912
Payments to
Payments to	[6]				137,912
Braiven Co., Ltd. [Member]
Purchases of fresh produce from
Purchases of fresh produce from	[7]	6,341,924			1,423,354		1,418,934
Payments to
Payments to	[7]	7,040,368			684,684		1,575,203
HWG Cash [Member]
Loan from
Loan from	[8]				1,363,000
HWG Cash [Member]
Interest on a loan from
Interest on a loan from	[8]	27,260			17,081		6,099
Gerard Lim [Member]
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by	[9]	240	54		350,927
Payments to
Payments to	[9]	53,280			339,333		11,921
Ms. Khoo Kwai Fun [Member]
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by	[10]	120,637	26,991		110,289
Payments to
Payments to	[10]	105,028			257,749		23,499
HWG Cash [Member]
Expenses paid on behalf of the Group by
Expenses paid on behalf of the Group by	[8]				1,178,275
HWG Cash Three [Member]
Payments to
Payments to	[8]	RM 70,925					$ 15,869

[1]	During the years ended December 31, 2023 and 2024, Agroz Group paid expenses on behalf of Agroz Ventures Sdn. Bhd. amounted to MYR 19,000 and MYR 751,695 (USD 168,183) respectively. During the year ended December 31, 2024, Agroz Group also purchased fresh produce from Agroz Ventures Sdn. Bhd. amounted to MYR 274,733 (USD 61,468). Agroz Group sold its farm solutions to Agroz Ventures Sdn. Bhd. amounted to MYR 4,000,000 during the year ended December 31, 2023 and received payments amounted to MYR 3,021,580 (USD 676,044) during the year ended December 31, 2024.
[2]	During the years ended December 31, 2023 and 2024, Agroz Group purchased fresh produce from Agroz Vertical Farms Sdn. Bhd. amounted to MYR 886,100 and MYR 4,115,842 (USD 920,873) respectively. Also, Agroz Group paid expenses on behalf of Agroz Vertical Farms Sdn. Bhd. amounted to MYR 1,571,296 and MYR 818,196 (USD 183,062) during the year ended December 31, 2023 and 2024. During the year ended December 31, 2024, Agroz Group sold its farm solutions to Agroz Vertical Farms Sdn. Bhd. amounted to MYR 1,400,174 (USD 313,273) and received payments amounted to MYR 1,300,568 (USD 290,987) during the year ended December 31, 2024. Agroz Group repaid MYR 1,510,233 (USD 337,898) during the year ended December 31, 2024.
[3]	Agroz Group purchased fresh produce from EPetani Sdn. Bhd. amounting to MYR 48,581 during the year ended December 31, 2023 respectively. The Group made payments to EPetani Sdn. Bhd. amounted to MYR 70,302 during the year ended December 31, 2023. Also, Agroz Group sold fresh vegetables to EPetani Sdn. Bhd amounted to MYR 1,145,443 during the year ended December 31, 2023 respectively. In January 2024, Mr. Gerard Lim disposed shares in EPetani Sdn. Bhd. and EPetani Sdn. Bhd. no longer a related party to the Group. During the year ended December 31, 2024, Agroz Group sold fresh vegetables to EPetani Sdn. Bhd amounted to MYR 7,968,903 (USD 1,782,952) and received payments amounted to MYR 4,531,555 (USD 1,013,884).
[4]	During the years ended December 31, 2023 and 2024, Agroz Group sold fresh produce to ISA Wellness Marketing amounted to MYR 327,776 and MYR 32,841 (USD 7,348) respectively. Agroz Group received payments amounted to MYR 551,350 (USD 123,358) during the year ended December 31, 2024.
[5]	The Group paid consultancy fees to Ahoku Ventures Sdn. Bhd. amounted to MYR 350,000 as this entity advises for design of CEA vertical farms during the year ended December 31, 2023.
[6]	The Group had paid a commission to Au Say Kiat for introducing new investors during the year ended December 31, 2023, amounted to MYR 137,912.
[7]	Agroz Group purchased IT software from Braiven Co., Ltd. amounted to MYR 1,423,354 and paid MYR 684,684 during the year ended December 31, 2023. During the year ended December 31, 2024, Agroz Group endured the investment in IT software from Braiven Co., Ltd. amounted to MYR 6,341,924 (USD 1,418,934) and paid MYR 7,040,368 (USD 1,575,203).
[8]	As of December 31, 2023, amount owing to HWG Cash consists of interest-bearing borrowing amounted to MYR 1,363,000 and related interest payable MYR 17,081 (note 21), and cash advances to the Group amounted to MYR 1,178,275. During the year ended December 31, 2024, Agroz Group incurred additional interest amounted to MYR 27,260 (USD 6,099) (note 21) and repaid MYR 70,925 (USD 15,869) to HWG Cash.
[9]	During the years ended December 31, 2023 and 2024, certain operating expenses of Agroz Group amounted to MYR 350,927 and MYR 240 (USD 54) respectively was paid by Mr. Gerard Lim. Agroz Group has repaid MYR 339,333 and MYR 53,280 (USD 11,921) to Mr. Gerard Lim during the years ended December 31, 2023 and 2024 respectively.
[10]	Khoo Kwai Fun paid on behalf of Agroz Group on certain expenses amounted to MYR 110,289 and MYR 120,637 (USD 26,991) during the years ended December 31, 2023 and 2024 respectively. Agroz Group has repaid MYR 257,749 and MYR 105,028 (USD 23,499) to Khoo Kwai Fun during the years ended December 31, 2023 and 2024 respectively.